TRADE PAYABLES AND OTHER CURRENT LIABILITIES	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Notes and other explanatory information [abstract]
TRADE PAYABLES AND OTHER CURRENT LIABILITIES

12.	TRADE PAYABLES AND OTHER CURRENT LIABILITIES

The composition of trade payables and other current liabilities as of December 31, 2024 and 2023 is as follows:

	12/31/2024	12/31/2023
Trade payables	24,552	31,812
Customer online wallets	8,697	7,582
Other current liabilities	7,211	6,856
Accruals	773	750
Total	41,233	47,000
Of which: with related parties (Note 15)	3,958	9,670

The customer virtual wallets are the net difference between funds deposited by customers, plus winning wagers, less losing wagers and less customers withdrawals.

Accruals include the Codere Online’s commitments to its staff under the labor legislation prevailing in each market as well as the labor contingencies recognized in each reporting period.

The details of other current liabilities as of December 31, 2024 and 2023 is as follows:

	12/31/2024	12/31/2023
Accrued salaries	1,744	1,372
Current tax liabilities	5,459	5,478
Others	8	6
Total	7,211	6,856

11.	TRADE PAYABLES AND OTHER CURRENT LIABILITIES

The composition of trade payables and other current liabilities as of December 31, 2022 and 2021 is as follows:

	12/31/2022	12/31/2021
Trade payables	23,791	19,687
Customer online wallets	7,034	4,900
Other current liabilities	7,685	3,211
Accruals	-	826
Total	38,510	28,624
Of which: with related parties (Note 14)	6,497	3,729

The customer online wallets are the net difference between funds deposited by customers, plus winning wagers, less losing wagers and less customers withdrawals.

Accruals include the Group’s commitments to its staff under the labor legislation prevailing in each market as well as the labor contingencies recognized in each reporting period.

The details of other current liabilities as of December 31, 2022 and 2021 is as follows:

	12/31/2022	12/31/2021
Accrued salaries	1,874	640
Current tax liabilities	5,756	2,501
Others	55	70
Total	7,685	3,211